Trade and other payables	12 Months Ended
Dec. 31, 2024
Trade and other payables.
Trade and other payables

14 Trade and other payables

	2024	2023
	$ million	$ million
Current
Trade and other payables	1,082	1,016
Derivatives[1]	18	28
Acquisition consideration	28	11
	1,128	1,055
Non-current
Acquisition consideration	77	25
Derivatives[1]	16	–
Other payables	2	10
	95	35
1	Refer to note 16.6 for details of derivatives.

The acquisition consideration includes $84m (2023: $32m) contingent upon future events.

The acquisition consideration due after more than one year is expected to be payable as follows: $5m in 2026, $13m in 2028 and $59m in 2029 (2023: $9m in 2025, $2m in 2026, $14m in 2027).